Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
(11)   Employee Benefit Plans
Employee benefits charged to operating expenses are summarized in the table below for the years ended December 31, as indicated.
(in thousands)	2017	2016	2015
Payroll taxes	$1,167	$1,122	$1,102
Medical plans	2,026	1,881	1,928
Pension plan	1,403	1,227	1,391
401(k) match	365	346	325
Profit-sharing	508	479	563
Other	82	172	164
Total employee benefits	$5,551	$5,227	$5,473

The Company’s profit-sharing plan includes a matching 401(k) portion, in which the Company matches the first 3% of eligible employee contributions. The Company made annual contributions in an amount up to 6% of income before income taxes and before contributions to the profit-sharing and pension plans for all participants, limited to the maximum amount deductible for federal income tax purposes, for each of the periods shown. In addition, employees were able to make additional tax-deferred contributions.
Pension
The Company provides a noncontributory defined benefit pension plan for all full-time employees. An employer is required to recognize the funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. Under the Company’s funding policy for the defined benefit pension plan, contributions are made to a trust as necessary to provide for current service and for any unfunded accrued actuarial liabilities over a reasonable period. To the extent that these requirements are fully covered by assets in the trust, a contribution might not be made in a particular year. The Company made a pension contribution in the amount of  $1.2 million on September 11, 2017. The 2018 minimum required contribution is $931,000 for the 2017 plan year, and the Company has not determined if will make more than the minimum required contribution. Effective July 1, 2017, the Company amended the pension plan to effectuate a “soft freeze” such that no individual hired (or rehired in the case of a former employee) by the Company after September 30, 2017, whether or not such individual is or was a vested member in the plan, will be eligible to be an active member and be entitled to accrue any benefits under the plan. Certain individuals hired by the Company before July 1, 2017 are also not eligible to participate in the plan. Beginning in 2019, the Company anticipates that there may be a small reduction in the overall liability and service cost resulting from the closure of the plan to new entrants.
Obligations and Funded Status at December 31,
(in thousands)	2017	2016
Change in projected benefit obligation:
Balance, January 1	$23,234	$20,602
Service cost	1,343	1,179
Interest cost	1,009	956
Actuarial loss	2,843	961
Benefits paid	(558)	(464)
Balance, December 31	$27,871	$23,234
Change in plan assets:
Fair value, January 1	$16,502	$15,031
Actual return on plan assets	2,890	1,251
Employer contribution	1,183	772
Expenses paid	(93)	(88)
Benefits paid	(558)	(464)
Fair value, December 31	$19,924	$16,502
Funded status at end of year	$(7,947)	$(6,732)
Accumulated benefit obligation	$21,940	$18,586

Components of Net Pension Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income
The following items are components of net pension cost for the years ended December 31, as indicated:
(in thousands)	2017	2016	2015
Service cost - benefits earned during the year	$1,343	$1,179	$1,325
Interest costs on projected benefit obligations	1,009	956	838
Expected return on plan assets	(1,127)	(1,057)	(957)
Expected administrative expenses	88	70	40
Amortization of prior service cost	79	79	79
Amortization of unrecognized net loss	11	0	66
Net periodic pension expense	$1,403	$1,227	$1,391

Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive loss at December 31, 2017 and 2016 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.
(in thousands)	2017	2016
Prior service costs	$(207)	$(285)
Net accumulated actuarial net loss	(3,796)	(2,723)
Accumulated other comprehensive loss	(4,003)	(3,008)
Net periodic benefit cost in excess of cumulative employer contributions	(3,944)	(3,724)
Net amount recognized at December 31, balance sheet	$(7,947)	$(6,732)
Net loss arising during period	$(1,085)	$(786)
Prior service cost amortization	79	79
Amortization of net actuarial loss	11	0
Total recognized in other comprehensive loss	$(995)	$(707)
Total recognized in net periodic pension cost and other comprehensive income	$2,398	$1,934

Assumptions utilized to determine benefit obligations as of December 31, 2017, 2016 and 2015 and to determine pension expense for the years then ended are as follows:
	2017	2016	2015
Determination of benefit obligation at year end:
Discount rate	3.75%	4.40%	4.70%
Annual rate of compensation increase	4.00%	4.00%	3.78%
Determination of pension expense for year ended:
Discount rate for the service cost	4.40%	4.70%	4.25%
Annual rate of compensation increase	4.00%	3.78%	3.78%
Expected long-term rate of return on plan assets	6.75%	7.00%	7.00%
The assumed overall expected long-term rate of return on pension plan assets used in calculating 2017 pension expense was 6.75%. Determination of the plan’s rate of return is based upon historical returns for equities and fixed income indexes. During the past five years, the Company’s plan assets have experienced the following annual returns: 17.4% in 2017, 8.2% in 2016, -0.4% in 2015, 8.3% in 2014, and 19.1% in 2013.
The rate used in plan calculations may be adjusted by management for current trends in the economic environment. With a traditional investment mix of over half of the plan’s investments in equities, the actual return for any one plan year may fluctuate significantly with changes in the stock market. Due to a decrease in the discount rate and the expected return on asset assumption used in the actuarial calculation of plan income, the Company expects to incur $1.7 million of expense in 2018 compared to $1.4 million 2017.
Plan Assets
The investment policy of the pension plan is designed for growth in value while minimizing risk to the overall portfolio. The Company diversifies the assets through investments in domestic fixed income securities and domestic and international equity securities. The assets are readily marketable and can be sold to fund benefit payment obligations as they become payable. The Company regularly reviews its policies on the investment mix and may make changes depending on economic conditions and perceived investment mix.
The fair value of the Company’s pension plan assets at December 31, 2017 and 2016 by asset category was as follows:
		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2017
Cash equivalents	$1,307	$1,307	$0	$0
U.S gov’t agency obligations	1,781	0	1,781	0
Mutual funds	16,836	16,836	0	0
Total	$19,924	$18,143	$1,781	$0
December 31, 2016
Cash equivalents	$1,362	$1,362	$0	$0
U.S gov’t agency obligations	2,376	0	2,376	0
Mutual funds	12,764	12,764	0	0
Total	$16,502	$14,126	$2,376	$0

The following future benefit payments are expected to be paid:
Year	Pension benefits
(in thousands)
2018	$656
2019	677
2020	801
2021	872
2022	1,035
2023 to 2027	5,957